UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $136,497 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102     4248   146145 SH       SOLE                   146145
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104     3815   115322 SH       SOLE                   115322
BE AEROSPACE INC               COM              073302101     5484   381925 SH       SOLE                   381925
CELANESE CORP DEL              COM SER A        150870103     3679   154908 SH       SOLE                   154908
COMCAST CORP NEW               CL A             20030N101     3163   224291 SH       SOLE                   224291
COMMSCOPE INC                  COM              203372107     5087   193712 SH       SOLE                   193712
CROWN HOLDINGS INC             COM              228368106     6304   261142 SH       SOLE                   261142
EMC INS GROUP INC              COM              268664109     5035   384334 SH       SOLE                   384334
GERDAU AMERISTEEL CORP         COM              37373P105     1962   287631 SH       SOLE                   287631
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101     2606   124709 SH       SOLE                   124709
JARDEN CORP                    COM              471109108     6093   324973 SH       SOLE                   324973
JOY GLOBAL INC                 COM              481165108     3376    94499 SH       SOLE                    94499
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    21672   811668 SH       SOLE                   811668
LIFE TIME FITNESS INC          COM              53217R207     9663   482905 SH       SOLE                   482905
LOWES COS INC                  COM              548661107     4490   231330 SH       SOLE                   231330
NAVISTAR INTL CORP NEW         COM              63934E108     1312    30100 SH       SOLE                    30100
NETEASE COM INC                SPONSORED ADR    64110W102     5615   159600 SH       SOLE                   159600
NEWELL RUBBERMAID INC          COM              651229106     3372   323897 SH       SOLE                   323897
NRG ENERGY INC                 COM NEW          629377508     5540   213394 SH       SOLE                   213394
O REILLY AUTOMOTIVE INC        COM              686091109     1306    34294 SH       SOLE                    34294
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104     6258   218814 SH       SOLE                   218814
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104     3804   133000 SH  CALL SOLE                   133000
QUALCOMM INC                   COM              747525103     1413    31256 SH       SOLE                    31256
SAVVIS INC                     NOTE 3.000% 5/1  805423AA8     4091  5400000 SH       SOLE                  5400000
SINA CORP                      ORD              G81477104     2785    94471 SH       SOLE                    94471
STRATEGIC HOTELS & RESORTS I   COM              86272T106      882   794580 SH       SOLE                   794580
TETRA TECHNOLOGIES INC DEL     COM              88162F105     2053   257899 SH       SOLE                   257899
TYCO INTERNATIONAL LTD         SHS              H89128104     6235   239997 SH       SOLE                   239997
WILLIAMS COS INC DEL           COM              969457100     5154   330203 SH       SOLE                   330203